Expenses by nature and employee benefit expense	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Expenses by nature and employee benefit expense
Expenses by nature and employee benefit expense
The following sets out the expenses by nature:

	June 30, 2018	June 30, 2017
	$	$

Investment in film and television programs
Direct production and new media costs	192,143	96,249
Expense of film and television programs	33,554	24,348
Expense of film and broadcast rights for broadcasting	18,546	22,515
Write-down of investment in film and television programs and acquired and library content	10,968	1,540
Development, integration and other	10,554	3,435
Impairment of intangible assets	1,059	—
Amortization of acquired and library content	15,916	10,541
Office and administrative	21,704	20,395
Acquisition costs	—	9,695
Finance expense, net	46,558	40,454
Investor relations and marketing	3,322	2,902
Professional and regulatory	7,804	5,363
Amortization of property and equipment and intangible assets	24,174	17,565

	386,302	255,002

The following sets out the components of employee benefits expense:
Salaries and employee benefits	50,421	39,606
Share-based compensation	2,950	5,867

	53,371	45,473

	439,673	300,475